Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pointbreak ETF Trust
Prospectus Date	rr_ProspectusDate	May 24, 2016
Document Creation Date	dei_DocumentCreationDate	May 20, 2016